Schedule of consolidated statement of cash flows (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Cash Flows from Operating Activities
Net loss		$ (7,045,993)	$ (1,680,042)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation		2,530	5,195	$ 9,467
Amortization of right of use asset		137,557	138,728
Unrealized loss on digital assets		4,654,481
Share based compensation		1,344,663
Gain on change in fair value of convertible notes		(3,086,079)
Amortization of debt discount
Changes in operating assets and liabilities
Accounts receivable		(98,052)	(93,713)
Inventory		206,368	(658,057)
Deposits and prepaids		(730,143)	(80,911)
Prepaid offering costs		300,000	300,000
Accounts payable and accrued expenses		173,254	(344,392)
Deferred revenue		(17,256)	189,909
Income tax payable		(119,654)	(120,295)
Operating lease liability		(145,198)	(137,926)
Accrued employee benefits		4,950	1,106
Net cash from operating activities		(4,418,572)	(743,957)
Cash Flows from Investing Activities
Investment in digital assets		(58,485,000)
Proceeds from sales of digital assets		3,158,101
Investment in a company		(1,400)
Net cash from investing activities		(55,328,299)
Cash Flows from Financing Activities
Net activity on due to related parties		(151)	(26,640)
Funds raised in convertible notes		63,700,000
Debt issue costs
Funds raised in new shares issue		1,925,198
Funds raised in note payables, net		56,160	503,052
Net cash from financing activities		65,681,207	476,412
Foreign currency adjustment		(29,047)	70,386
Change in cash and cash equivalents		5,905,289	(197,159)
Cash and cash equivalents at beginning of period		2,890,822	939,014	939,014
Cash and cash equivalents at end of period		8,796,111	741,855	2,890,822
Supplemental Cash Flow Information
Cash paid for interest		43,651	27,615
Cash paid for income taxes		123,100	$ 83,284
Previously Reported [Member]
Cash Flows from Operating Activities
Net loss		(9,870,235)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation		2,530
Amortization of right of use asset		137,557
Unrealized loss on digital assets		4,654,481
Share based compensation		1,344,663
Gain on change in fair value of convertible notes
Amortization of debt discount		263,315
Changes in operating assets and liabilities
Accounts receivable		(98,052)
Inventory		206,368
Deposits and prepaids		(315,143)
Prepaid offering costs		300,000
Accounts payable and accrued expenses		211,316
Deferred revenue		(17,256)
Income tax payable		(119,654)
Operating lease liability		(145,198)
Accrued employee benefits		4,950
Net cash from operating activities		(3,440,358)
Cash Flows from Investing Activities
Investment in digital assets		(58,485,000)
Proceeds from sales of digital assets		3,158,101
Investment in a company		(1,400)
Net cash from investing activities		(55,328,299)
Cash Flows from Financing Activities
Net activity on due to related parties		(151)
Funds raised in convertible notes		63,700,000
Debt issue costs		(978,214)
Funds raised in new shares issue		1,925,198
Funds raised in note payables, net		56,160
Net cash from financing activities		64,702,993
Foreign currency adjustment		(29,047)
Change in cash and cash equivalents		5,905,289
Cash and cash equivalents at beginning of period		2,890,822
Cash and cash equivalents at end of period		8,796,111		2,890,822
Supplemental Cash Flow Information
Cash paid for interest		43,651
Cash paid for income taxes		123,100
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash Flows from Operating Activities
Net loss		2,824,242
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation
Amortization of right of use asset
Unrealized loss on digital assets
Share based compensation
Gain on change in fair value of convertible notes	[1]	(3,086,079)
Amortization of debt discount	[2]	(263,315)
Changes in operating assets and liabilities
Accounts receivable
Inventory
Deposits and prepaids		(415,000)
Prepaid offering costs
Accounts payable and accrued expenses	[3]	(38,062)
Deferred revenue
Income tax payable
Operating lease liability
Accrued employee benefits
Net cash from operating activities		(978,214)
Cash Flows from Investing Activities
Investment in digital assets
Proceeds from sales of digital assets
Investment in a company
Net cash from investing activities
Cash Flows from Financing Activities
Net activity on due to related parties
Funds raised in convertible notes
Debt issue costs	[4]	978,214
Funds raised in new shares issue
Funds raised in note payables, net
Net cash from financing activities		978,214
Foreign currency adjustment
Change in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes

[1]	This represents the gain on change in fair value of the convertible notes under the fair value option.
[2]	Debt issuance costs were previously being amortized. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was reversed
[3]	Immaterial correction.
[4]	Amounts were originally recorded in debt issuance costs. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such these amounts was recategorized to statement of operations and comprehensive loss changes.